SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	2017	2016
150,000,000 common shares of $0.01 par value each (2016: 150,000,000 common shares of $0.01 par value each)	1,500	1,500

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2017	2016
110,930,873 common shares of $0.01 par value each (2016: 101,504,575 common shares of $0.01 par value each)	1,109	1,015